NET LOSS PER SHARE (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation (in shares)	7,647,597	48,657,240	48,216,005	44,472,635
Common shares issuable upon exercise of common stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation (in shares)	7,647,597	7,670,413	7,210,742	3,544,945
Common shares issuable upon conversion of notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation (in shares)		39,618,919	1,386,344	1,308,771
Shares issuable upon conversion of preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation (in shares)		1,367,908	39,618,919	39,618,919